Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Line of Business Financial Performance
Wholesale Banking and Commercial Real Estate				Consumer and Small Business Banking
Year Ended December 31 (Dollars in Millions)	2013	2012	Percent Change	2013	2012	Percent Change
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,088	$2,104	(.8)%	$4,554	$4,737	(3.9)%
Noninterest income	1,092	1,234	(11.5)	2,904	3,565	(18.5)
Securities gains (losses), net	–	–	–	–	–	–
Total net revenue	3,180	3,338	(4.7)	7,458	8,302	(10.2)
Noninterest expense	1,248	1,265	(1.3)	4,684	4,923	(4.9)
Other intangibles	8	16	(50.0)	40	51	(21.6)
Total noninterest expense	1,256	1,281	(2.0)	4,724	4,974	(5.0)
Income before provision and income taxes	1,924	2,057	(6.5)	2,734	3,328	(17.8)
Provision for credit losses	(97)	2	*	607	1,167	(48.0)
Income before income taxes	2,021	2,055	(1.7)	2,127	2,161	(1.6)
Income taxes and taxable-equivalent adjustment	736	748	(1.6)	774	786	(1.5)
Net income	1,285	1,307	(1.7)	1,353	1,375	(1.6)
Net (income) loss attributable to noncontrolling interests	–	–	–	–	(1)	*
Net income attributable to U.S. Bancorp	$1,285	$1,307	(1.7)	$1,353	$1,374	(1.5)
Average Balance Sheet
Commercial	$50,873	$45,091	12.8%	$8,396	$8,225	2.1%
Commercial real estate	20,550	19,635	4.7	16,934	16,136	4.9
Residential mortgages	26	60	(56.7)	47,081	39,827	18.2
Credit card	–	–	–	–	–	–
Other retail	8	7	14.3	44,847	45,594	(1.6)
Total loans, excluding covered loans	71,457	64,793	10.3	117,258	109,782	6.8
Covered loans	363	921	(60.6)	6,566	7,510	(12.6)
Total loans	71,820	65,714	9.3	123,824	117,292	5.6
Goodwill	1,604	1,604	–	3,515	3,515	–
Other intangible assets	25	36	(30.6)	2,406	1,787	34.6
Assets	78,253	71,606	9.3	139,174	134,258	3.7
Noninterest-bearing deposits	31,153	31,224	(.2)	21,969	20,386	7.8
Interest checking	10,515	10,354	1.6	33,006	29,911	10.3
Savings products	14,144	9,413	50.3	46,308	43,342	6.8
Time deposits	18,481	17,197	7.5	21,136	23,787	(11.1)
Total deposits	74,293	68,188	9.0	122,419	117,426	4.3
Total U.S. Bancorp shareholders’ equity	7,356	6,436	14.3	12,148	11,268	7.8

*	Not meaningful
Wealth Management and Securities Services			Payment Services			Treasury and Corporate Support			Consolidated Company
2013	2012	Percent Change	2013	2012	Percent Change	2013	2012	Percent Change	2013	2012	Percent Change

$356	$355	.3%	$1,584	$1,548	2.3%	$2,246	$2,225	.9%	$10,828	$10,969	(1.3)%
1,235	1,121	10.2	3,205	3,195	.3	329	219	50.2	8,765	9,334	(6.1)
–	–	–	–	–	–	9	(15)	*	9	(15)	*
1,591	1,476	7.8	4,789	4,743	1.0	2,584	2,429	6.4	19,602	20,288	(3.4)
1,304	1,155	12.9	1,964	1,830	7.3	851	1,009	(15.7)	10,051	10,182	(1.3)
36	40	(10.0)	139	167	(16.8)	–	–	–	223	274	(18.6)
1,340	1,195	12.1	2,103	1,997	5.3	851	1,009	(15.7)	10,274	10,456	(1.7)
251	281	(10.7)	2,686	2,746	(2.2)	1,733	1,420	22.0	9,328	9,832	(5.1)
6	14	(57.1)	769	697	10.3	55	2	*	1,340	1,882	(28.8)
245	267	(8.2)	1,917	2,049	(6.4)	1,678	1,418	18.3	7,988	7,950	.5
89	96	(7.3)	697	746	(6.6)	(40)	84	*	2,256	2,460	(8.3)
156	171	(8.8)	1,220	1,303	(6.4)	1,718	1,334	28.8	5,732	5,490	4.4
–	–	–	(39)	(38)	(2.6)	143	196	(27.0)	104	157	(33.8)
$156	$171	(8.8)	$1,181	$1,265	(6.6)	$1,861	$1,530	21.6	$5,836	$5,647	3.3

$1,712	$1,333	28.4%	$6,086	$5,962	2.1%	$207	$219	(5.5)%	$67,274	$60,830	10.6%
650	609	6.7	–	–	–	103	125	(17.6)	38,237	36,505	4.7
874	400	*	–	–	–	1	3	(66.7)	47,982	40,290	19.1
–	–	–	16,813	16,653	1.0	–	–	–	16,813	16,653	1.0
1,533	1,527	.4	737	810	(9.0)	–	–	–	47,125	47,938	(1.7)
4,769	3,869	23.3	23,636	23,425	.9	311	347	(10.4)	217,431	202,216	7.5
14	11	27.3	5	5	–	3,095	4,711	(34.3)	10,043	13,158	(23.7)
4,783	3,880	23.3	23,641	23,430	.9	3,406	5,058	(32.7)	227,474	215,374	5.6
1,535	1,473	4.2	2,510	2,361	6.3	–	–	–	9,164	8,953	2.4
173	171	1.2	572	690	(17.1)	2	4	(50.0)	3,178	2,688	18.2
7,643	6,538	16.9	29,843	29,580	.9	97,767	100,867	(3.1)	352,680	342,849	2.9
14,610	14,514	.7	703	643	9.3	585	474	23.4	69,020	67,241	2.6
4,821	3,975	21.3	449	1,192	(62.3)	1	1	–	48,792	45,433	7.4
26,830	23,543	14.0	57	39	46.2	89	133	(33.1)	87,428	76,470	14.3
4,906	5,105	(3.9)	–	–	–	694	477	45.5	45,217	46,566	(2.9)
51,167	47,137	8.5	1,209	1,874	(35.5)	1,369	1,085	26.2	250,457	235,710	6.3
2,385	2,232	6.9	6,046	5,701	6.1	11,982	11,974	.1	39,917	37,611	6.1